Supplemental Selected Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Selected Quarterly Financial Information [Abstract]
Total revenues	$ 303,304	$ 311,350	$ 303,746	$ 281,901	$ 283,873	$ 265,847	$ 260,029	$ 245,072	$ 1,200,301	$ 1,054,821	$ 876,486
Gross profit	107,743	112,316	103,204	94,101	93,706	89,669	88,895	78,503	417,364	350,773	281,199
Net income	14,823	21,644	14,740	14,774	4,696	7,593	13,406	9,499	65,981	35,194	20,647
Net income (loss) attributable to controlling interests and available to common stockholders	$ 14,841	$ 22,009	$ 14,997	$ 15,233	$ 5,522	$ 8,064	$ 13,989	$ 9,565	$ 67,080	$ 37,140	$ 23,816
Net income per common share - basic	$ 0.33	$ 0.49	$ 0.33	$ 0.34	$ 0.12	$ 0.18	$ 0.31	$ 0.22	$ 1.50	$ 0.83	$ 0.52
Net income per common share - diluted	$ 0.33	$ 0.48	$ 0.33	$ 0.34	$ 0.12	$ 0.18	$ 0.31	$ 0.21	$ 1.48	$ 0.82	$ 0.52
Depreciation, accretion, and amortization of intangible assets	$ 25,700	$ 27,200	$ 25,700	$ 24,900	$ 27,100	$ 23,900	$ 24,700	$ 23,800	$ 103,494	$ 99,479	$ 87,177